Contingencies - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Accrual for environmental loss contingencies, gross	$ 18.4	$ 17.1
Accrued environmental loss contingencies, current	7.0	3.8
Accrued environmental loss contingencies, noncurrent	$ 11.4	$ 13.3